Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Amortization of retirement benefits adjustments, tax	$ 40	$ 99	$ 73
Mid-year remeasurement of retirement benefits, tax	0	52	9
Year-end adjustments of other retirement benefits, tax	571	(419)	(332)
Foreign currency translation adjustments, tax	(7)	(4)	(8)
Net gain (loss) on derivative hedging instruments, tax	1	(1)	0
Net unrealized gain (loss) on securities, tax	$ 1	$ 1	$ (1)